Schedule of Bank and Other Borrowings (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Total	$ 9,990,380	£ 7,903,782	£ 7,876,646
Less: current maturities	(9,816,580)	(7,766,282)	(7,589,146)
Non-current maturities	173,800	137,500	287,500
DBS Bank Ltd One [Member]
Total	$ 1,086,583	£ 859,639	£ 910,930
Maturity date, description	On demand
Weighted average interest rate	6.50%	6.50%	6.38%
DBS Bank Ltd Two [Member]
Total	$ 815,054	£ 644,821	£ 648,635
Maturity date, description	Within 1 year
Weighted average interest rate	6.00%	6.00%	5.88%
DBS Bank Ltd Three [Member]
Total	$ 820,922	£ 649,464	£ 676,371
Weighted average interest rate	6.00%	6.00%	2.78%
Maturity date	Dec. 30, 2036
DBS Bank Ltd Four [Member]
Total			£ 79,722
Weighted average interest rate			6.00%
Maturity date	Oct. 29, 2034
DBS Bank Ltd Five [Member]
Total	$ 246,196	£ 194,775	£ 210,401
Weighted average interest rate	6.00%	6.00%	2.78%
Maturity date	Jun. 30, 2032
DBS Bank Ltd Six [Member]
Total	$ 511,933	£ 405,010
Weighted average interest rate	3.63%	3.63%
Maturity date	Sep. 13, 2033
Standard Chartered Bank Ltd One [Member]
Total	$ 159,000	£ 125,791	£ 144,340
Weighted average interest rate	3.62%	3.62%	3.50%
Maturity date	Nov. 12, 2029
Standard Chartered Bank Ltd Two [Member]
Total	$ 108,142	£ 85,555	£ 102,748
Weighted average interest rate	3.62%	3.62%	3.50%
Maturity date	Aug. 07, 2028
Standard Chartered Bank Ltd Three [Member]
Total	$ 140,728	£ 111,336	£ 131,798
Weighted average interest rate	3.62%	3.62%	3.50%
Maturity date	Dec. 07, 2028
China Citic Bank International One [Member]
Total	$ 2,408,497	£ 1,905,457	£ 1,878,075
Maturity date, description	Within one year
Weighted average interest rate	5.00%	5.00%	4.50%
China Citic Bank International Two [Member]
Total	$ 1,176,567	£ 930,828	£ 947,218
Weighted average interest rate	5.46%	5.46%	3.25%
Maturity date	Jul. 09, 2042
China Citic Bank International Three [Member]
Total	$ 329,024	£ 260,304	£ 256,564
Maturity date, description	Within one year
Weighted average interest rate	5.90%	5.90%	6.34%
Bank Of East Asia [Member]
Total	$ 157,168	£ 124,342	£ 142,021
Weighted average interest rate	3.50%	3.50%	3.50%
Maturity date	Jan. 27, 2030
Bank Of Communications Hong Kong One [Member]
Total	$ 437,959	£ 346,487	£ 450,656
Weighted average interest rate	5.13%	5.13%	4.88%
Maturity date	Apr. 07, 2027
Bank Of Communications Hong Kong Two [Member]
Total	$ 207,850	£ 164,438	£ 237,938
Weighted average interest rate	6.84%	6.84%	7.54%
Maturity date	May 16, 2026
Natwest Westminster Bank Plc Two [Member]
Total	$ 263,333	£ 208,333	£ 308,333
Weighted average interest rate	5.01%	5.01%	5.01%
Maturity date	Jul. 20, 2026
Natwest Westminster Bank Plc Three [Member]
Total	$ 100,067	£ 79,167	£ 129,167
Weighted average interest rate	5.21%	5.21%	5.21%
Maturity date	Jan. 21, 2026
Arbuthnot Latham and Co Ltd [Member]
Total	$ 841,894	£ 666,055	£ 621,729
Maturity date, description	Within 1 year
Weighted average interest rate	6.23%	6.23%	6.23%
RCH Capital Ltd [Member]
Total	$ 179,463	£ 141,980
Maturity date, description	Within 1 year
Weighted average interest rate	24.21%	24.21%